Notes to the Consolidated Statements of Operations	9 Months Ended
Sep. 30, 2023
Notes to the Consolidated Statements of Operations
Notes to the Consolidated Statements of Operations

3. Notes to the Consolidated Statements of Operations

3.1 Revenue from contracts with customers

The Group recognized the following revenues:

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Belgium
GSK	9,705	15,935	52,746	28,691
Switzerland
CRISPR	1,060	249	1,646	1,303
Netherlands
Genmab	447	298	1,339	1,197
Total	11,212	16,483	55,731	31,191

Of these revenues, the majority were recognized over time as part of collaboration agreements, during the nine months ended September 30, 2023 EUR 14,737k (September 30, 2022: EUR 40,278k) related to (i) delivery of research services combined with an IP license (recognized from the upfront payments and achievement of certain milestones as further illustrated in the table below), (ii) EUR 8,814k (September 30, 2022: EUR 1,413k) related to delivery of products and (iii) EUR 7,640k (September 30, 2022: EUR 14,040k) were recognized from research and development services that are considered distinct from other performance obligations in the agreements.

Of the total revenues recognized, in the nine months ended September 30, 2023, EUR 20,952k in revenue was recognized under the collaboration agreements with GSK, entered into in July 2020, for the research, development, manufacturing and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens (“GSK I”) and in April 2021 for research, development and manufacturing of next-generation mRNA vaccines targeting the original SARS-CoV-2 strain as well as emerging variants, including multivalent and monovalent approaches, such as the CureVac’s second-generation COVID-19 vaccine candidate, CV2CoV (“GSK II”). In the first quarter of 2022, the Company reached a development milestone of EUR 10,000k under the GSK I collaboration. Therefore, revenue for the nine months ending September 30, 2023, also includes recognition of EUR 1,087k of the milestone amount (September 30, 2022: EUR 5,789k). The remaining EUR 2,657k of the milestone amount is deferred as contract liability and will be recognized into revenue through the latest expected submission to authorities, which represents the period of time during which CureVac is responsible for development as, subsequent to this period, GSK will be responsible for further development and commercialization. In the nine months ended September 30, 2022, revenue consisted of EUR 52,746k primarily recognized from the upfront payments under both collaboration agreements with GSK. In the nine months ended September 30, 2023, products in an amount of EUR 7,739k were delivered to GSK, which are not part of the collaboration agreements with GSK.

The Group has received upfront payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront and	Upfront and
		milestones payments included	milestones payments included
		in contract	in contract
	Upfront and milestone	liabilities at	liabilities at
Customer	payments	December 31, 2022	September 30, 2023
		(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	102,804	89,491
CRISPR	USD 3,000k (EUR 2,524k)*	929	697
Genmab	USD 10,000k (EUR 8,937k)*	3,575	2,383
Total		107,308	92,571
*	Translated at the currency exchange rate prevailing on the transaction date.

	Revenue recognized from
	upfront and milestones payments
	for three months ended		for nine months ended
	September 30,		September 30,
Customer	2022	2023	2022	2023
	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	7,936	5,816	38,705	13,313
CRISPR	77	77	232	232
Genmab	447	298	1,341	1,192
Total	8,461	6,192	40,278	14,737

Contract balances:

	December 31,	September 30,
	2022	2023
	EUR k	EUR k
Trade receivables	6,295	10,475
Contract assets	2,707	119
Contract liabilities	107,308	92,571

3.2 Cost of sales

The cost of sales consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(5,207)	(9,178)	(19,076)	(26,737)
Materials	(12,079)	(7,919)	(48,962)	(20,550)
Third-party services	(4,513)	(4,989)	(24,030)	(16,827)
Maintenance and lease	(329)	(688)	(1,479)	(1,802)
Amortization and depreciation	(1,432)	(1,052)	(9,757)	(3,271)
Other	(519)	(455)	(688)	(1,582)
Total	(24,079)	(24,281)	(103,992)	(70,770)

For the nine months ended September 30, 2023, cost of sales decreased in comparison to corresponding period in 2022. This decline was primarily attributable to higher material costs in the prior year, which were driven by write-offs of raw materials originally procured for the manufacturing of products intended to be sold to GSK. However, these raw materials were no longer expected to be sold to them. Personnel expenses increased mainly due to increased workforce in the manufacturing organization.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(906)	(782)	(1,467)	(2,812)
Amortization and depreciation	(5)	(12)	(38)	(18)
Other	(94)	(145)	(320)	(342)
Total	(1,006)	(940)	(1,825)	(3,172)

3.4 Research and development expenses

R&D expenses consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Materials	(6,200)	(3,783)	(29,618)	(12,999)
Personnel	(9,478)	(11,765)	(24,326)	(35,335)
Amortization and depreciation	(1,746)	(1,817)	(3,866)	(5,325)
Patents and fees to register a legal right	(1,182)	(2,002)	(2,536)	(4,049)
Third-party services	7,472	(5,813)	28,525	(17,586)
Maintenance and lease	(325)	(1,667)	(789)	(5,260)
Other	(1,053)	(399)	(2,324)	(1,809)
Total	(12,512)	(27,245)	(34,934)	(82,363)

During the nine months ended September 30, 2023, research and development expenses increased in comparison to the same period of 2022, as the prior year period was largely impacted by the reversal of provision for onerous contracts in the amount of EUR 36,769k as a result of more participants leaving the clinical trials, prior to completion, than originally estimated and of renegotiations of contracts with CROs. Additionally in 2022, GSK took over the Group’s committed capacity at Novartis (see Note 3.6 for additional information) which resulted in a reduction in the estimated contract termination provisions in the amount of EUR 25,059k. The net effect of these two events resulted in an overall gain within the Third-party services category.

Personnel expenses increased mainly due to increased workforce and the acquisition of Frame Pharmaceuticals. Additionally, share-based payment expense was higher compared to prior year period (refer to Note 5 for further details).

As of September 30, 2023, the Group had no development expenditures which met the requirements for capitalization and thus none have been capitalized.

3.5 General and administrative expenses

General and administrative expenses consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(9,000)	(6,728)	(27,971)	(22,470)
Maintenance and lease	(1,910)	(297)	(4,614)	(3,212)
Third-party services	(6,810)	(6,507)	(19,607)	(19,380)
Legal and other professional services	(1,895)	(1,336)	(7,215)	(7,410)
Amortization and depreciation	(3,354)	(3,223)	(9,444)	(9,294)
Other	(3,372)	(483)	(9,168)	(2,341)
Total	(26,341)	(18,574)	(78,019)	(64,106)

Personnel expenses decreased due to lower workforce in the corporate service functions.

Others include mainly expenses for D&O insurance and allocations.

3.6 Other operating income

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Compensation for CMO/Material transfer	418	89	34,379	1,891
Reimbursement Claim	—	—	610	—
Sale of equipment	—	477	310	961
Grants and other cost reimbursements from government agencies and similar bodies	273	274	377	514
Other	3	77	225	999
Total	694	917	35,901	4,365

In March 2022, CureVac AG and GlaxoSmithKline Biologicals SA amended and restated the 2020 GSK agreement and the GSK COVID Agreement in connection with GSK entering into a direct agreement with Novartis for use of Novartis as a CMO at the same time as CureVac exits its CMO agreement with Novartis. Additionally, under the restated agreement, CureVac is entitled to further compensation by GSK. The compensations mainly consist of a consideration for set-up activities undertaken by CureVac (EUR 20,500k) and for reimbursement of prepayments (EUR 12,000k), which were recognized in other operating income in the nine months ended September 30, 2022. As an additional result of this agreement, certain reserved capacity at Novartis was also taken over from the Group by GSK, which resulted in the reversal of provisions of EUR 25,059k which had been recognized as of December 31, 2021, and the recognition of a corresponding gain in research and development expenses in the nine months ended September 30, 2022 (see Note 3.4).